Operating Leases (Tables)	6 Months Ended
Jun. 30, 2021
Operating Leases
Schedule of Partnership's revenues by time charter and bareboat charters and other revenues

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2021	2020	2021	2020
Time charter revenues (service element included)	$55,264	$59,001	$109,733	$114,978
Bareboat revenues	11,249	11,249	22,378	22,498
Other revenues (loss of hire insurance recoveries and other income)	4,424	9	10,307	607
Total revenues	$70,937	$70,259	$142,418	$138,083

Schedule of minimum contractual future revenues

(U.S. Dollars in thousands)
2021 (excluding the six months ended June 30, 2021)	$131,436
2022	184,259
2023	99,805
2024	102,560
2025	76,916
2026 and thereafter	46,775
Total	$641,751

Schedule of maturity analysis of partnership's lease liabilities

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2021 is as follows:

(U.S. Dollars in thousands)
2021 (excluding the six months ended June 30, 2021)	$352
2022	703
2023	703
2024	703
2025	703
2026 and thereafter	59
Total	$3,223
Less imputed interest	163
Carrying value of operating lease liabilities	$3,060